RISK ASSURANCE LIABILITIES - Schedule of Guarantee Income and Contingent assurance liabilities (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
Deferred guarantee income
Balance at beginning of the year	¥ 298,306,038	$ 42,015,526
Fair value of risk assurance liabilities upon the inception of new loans	34,006	4,790
Recognized as guarantee income	(212,121,156)	(29,876,640)
Balance at ending of the year	86,218,888	12,143,676
Contingent risk assurance liabilities
Balance at the beginning of the year	103,997,383	14,647,725
Performed risk assurance liabilities	(306,894,746)	(43,225,221)
Net loss on contingent risk assurance liabilities	25,631,610	3,610,137
Balance at end of the year	125,140,991	17,625,740
Adjustment | Adoption of ASC 326
Contingent risk assurance liabilities
Balance at the beginning of the year	¥ 302,406,744	$ 42,593,099